[LETTERHEAD OF THACHER PROFFITT & WOOD LLP




                                                April 12, 2006


Daniel H. Morris
Attorney-Adviser
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

         RE:      IMPAC SECURED ASSETS CORP.
                  REGULATION AB SUBMISSION
                  FILED JANUARY 27, 2006

Dear Mr. Morris:

         We have received and reviewed your comment letter dated February 23, 2006 to our Registration Statement on form S-3 of January 27, 2006. This cover letter and the enclosed revised filing is intended to respond to the points raised in your letter in addition to providing you with the supplemental information requested by several comments. In some of our responses we proffer an explanation for our belief that a revision is not necessary and we would appreciate your additional consideration of these points in particular.

         We have enclosed both clean and marked copies to show changes of the reviewed filing. References below to page numbers are to the unmarked version.

         We appreciate the Commission's continued review of our intended disclosure and look forward to working with you on such questions as may be presented in the course of developing a compliant filing for Impac Secured Assets Corp.

GENERAL

         Comment:

         (1) We note from your "Deriatives" disclosure in the base prospectus that in addition to the derivatives you have specifically identified, "agreements relating to other types of derivative products... may be entered into... " Please note that a takedown off of a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to include additional assets, or a post-effective amendment. Also, please note that Securities Act Rule 409 requires that the registration statement be complete at the time of effectiveness except for information that is not known or reasonably available. Please confirm for us that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown and revise to eliminate the language noted above.

         Response:

         We understand that phrases as described in this comment cannot be used to add asset types, structural features, credit enhancement types or similar items in the prospectus supplement that were not contemplated and described in the base prospectus. However, we understand that phrases of this type can be used in the base prospectus, to a limited degree, to permit supplemental or modified terms in the prospectus supplement so long as information in the prospectus supplement complements the information in the base prospectus and does not differ from it. We have reviewed our use of phrases of this type in the base prospectus, and have made revisions accordingly.

         Comment:

         (2) Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instruction I.A.4. of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.

         Response:

         The Registrant has advised us that the depositor and any issuing entity established by the depositor or any affiliate of the depositor with respect to asset-backed securities involving the same asset class has been current and timely with Exchange Act reporting during the period January 1, 2005 through January 27, 2006. In making this confirmation, we take into account the definitions and conditions set forth in General Instruction I.A.4. of Form S-3.

         The following is a list of CIK numbers for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering during the last twelve months:

         0001330091
         0001346522

         Comment:

         (3) We note from the "Mortgage Pools" section of your base prospectus that a trust fund may include mortgage securities in the pool of assets. Please revise your prospectus supplement to include bracketed language regarding the disclosure you will provide with respect to these securities if you choose to include them in the asset pool of an issuing entity. Additionally, revise the cover page of your base prospectus to indicate that a trust fund may include mortgage securities.

         Response:

         We have included a placeholder for a description of any mortgage securities to be included in the pool of assets. We have revised the cover page of the base prospectus to indicate that a trust fund may include mortgage securities.

         Comment:

         (4) Please confirm that all material terms to be included in the finalized agreements will also be disclosed in the final Rule 424(b) prospectus, or that finalized agreements will be filed simultaneously with or prior to the final prospectus. Refer to Item 1100(f) of Regulation AB.

         Response:

         All material terms of the finalized agreements that are required to be filed as an exhibit to the registration statement under cover of Form 8-K will either be in the final 424 or filed prior to or simultaneously with the 424. We will file all agreements that are required to be filed with the Securities and Exchange Commission as promptly as possible after a transaction closes and will be in compliance with 1934 Act reporting requirements.

         Comment:

         (5) Please also confirm that you will file unqualified legal and tax opinions at the time of each takedown.

         Response:

         The legality and tax opinion that is now being filed as an exhibit to the registration statement speaks prospectively to the securities to be issued in each takedown, and does not contain any conditions or qualifications that would not appear in, and be acceptable for, opinions delivered to transaction participants at the time of each takedown. Accordingly, we believe that the opinion that is filed as an exhibit fulfills the requirements for the final legality and tax opinions, as described in footnote 133 to the Regulation AB adopting release. This approach is consistent with our firm's past practice, and has been accepted by the Staff in prior Form S-3 ABS registration statement full reviews.

         Comment:

         (6) Please ensure that the publicly-filed version of your next amendment includes page numbers.

         Response:

         We will ensure that all publicly-filed versions of our next amendment will include page numbers.

PROSPECTUS SUPPLEMENT # 1

Cover
-----

         Comment:

         (7) Please revise to provide a bracketed placeholder indicating that you will identify the issuing entity on the cover page of the prospectus supplement. Please also revise the cover page of the second prospectus supplement to identify both the issuing entity and the sponsor, as well as the depositor. Refer to Item 1102(a) of Regulation.

         Response:

         We have made these changes.

         Comment:

         (8) Please revise to disclose the first expected distribution date and the distribution frequency for payments on the securities. Refer to
         Item 1102(g) of Regulation AB.

         Response:

         We have made this change.

         Comment:

         (9) Please refer to Item 1102(d) of Regulation AB and revise the cover page to indicate, if true, that the securities are the obligations of the issuing entity only.

         Response:

         We have made this change.

Credit Enhancement
------------------

         Comment:

         (10) Please include a bracketed placeholder for other possible credit enhancement and derivative disclosure. We note the credit enhancement and derivatives you contemplate using as described in the base prospectus. Additionally, please include bracketed placeholders to confirm that you will indentify any third parties providing credit support for 10% or more of the pool assets.

         Response:

         We have made these changes.

         Comment:

         (11) As a follow-up to the comment above, we note that your summary of credit enhancement includes only a cross-reference to a discussion elsewhere in the prospectus supplement. Please include a brief description of subordination in the summary.

         Response:

         We have made this change.

         Comment:

         (12) Please provide a brief summary of how losses not covered by credit enhancement will be allocated to the securities. See Item 1103(a)(3)(ix) of Regulation AB.

         Response:

         We have made this change.

The Mortgage Pool
-----------------

         Comment:

         (13) Please revise this section to provide additional disclosure regarding the pool characteristics in tabular or graphical format, similar to what you have provided in the second prospectus supplement. Refer to Item 1111(b) of Regulation AB.

         Response:

         We have made this change.

         Comment:

         (14) As your base prospectus indicates that you may include delinquent assets in an asset pool, please expand your disclosure in this section to provide bracketed information showing the form of disclosure you would provide if applicable. See Items 1111(c) and 1100(b)(1) of Regulation AB. You may also refer to Section 1.01 of Regulation AB Telephone Interpretations available on our website.

         Response:

         We have made this change.

Description of the Certificates
-------------------------------

         Comment:

         (15) Please provide a bracketed placeholder, where appropriate, confirming that you will provide all financial disclosure required by
         Item 1114(b) for credit enhancers meeting the applicable thresholds. In this regard, we note that while the second prospectus supplement incorporates by reference certain financial information of the insurer, it appears to incorporate by reference financial statements that are several years old instead of the current fiancial statements required. Additionally, please provide similar bracketed language regarding the disclosure you will provide with respect to derivative arrangements with third parties. Refer to Item 1115 of Regulation AB.

         Response:

         We have made this change. Please note that reference to certain financial information of the insurer in the second prospectus supplement was created as a form of disclosure for the insurer therefore we removed specific dates of the financial statements.

PROSPECTUS SUPPLEMENT # 2

         Comment:

         (16) We note from the body of the second prospectus supplement that you plan to use a financial guaranty insurance policy and overcollateralization. In accordance with our comments above, please expand the summary section to provide a description of the guaranty and overcollateralization.

         Response:

         We have made this change.

PROSPECTUS SUPPLEMENT # 3

         Comment:

         (17) We note that the body of this prospectus supplement refers to the use of overcollateralization. Accordingly, please revise your cover page and summary to indicate that overcollateralization will be provided and include a brief description of overcollateralization, as well as subordination, in the summary.

         Response:

         We have made these changes.

BASE PROSPECTUS

Distributions of Interest and Principal on the Securities
---------------------------------------------------------

         Comment:

         (18) We note from this section that the related prospectus supplement will specify the security interest rate, or, in the case of a variable or adjustable security interest rate, the method for determining the security interest rate, for each class. Please revise the base prospectus to specify all indices that may be used to determine interest payments on the offered securities. Refer to Item 1113(a)(3) of Regulation AB.

         Response:

         We do not believe that Regulation AB contains an express limitation on the types of indices that may apply to pool assets that have adjustable interest rates. Nevertheless, it is our intention that indices that apply to pool assets with adjustable rates will be indices that are of a type that are customarily used in the debt and fixed income markets to measure the cost of borrowed funds, and that these indices will not be tied to the value of an equity or commodity or otherwise create exposure to ABS investors to an asset that is not transferred to or otherwise a part of the asset pool.

         Consistent with the foregoing, we do not believe that Regulation AB requires a listing in the base prospectus of all possible indices that may apply to pool assets with adjustable rates. However, we have added language to the base prospectus stating that all indices that apply to pool assets with adjustable rates will be indices "that are of a type that are customarily used in the debt and fixed income markets to measure the cost of borrowed funds."

Pre-Funding Account
-------------------

         Comment:

         (19) We note that your base prospectus contemplates a prefunding account to purchase additional mortgage loans. Please revise the summary section of the prospectus supplement to include a bracketed placeholder confirming that you will provide the disclosure required by
         Item 1103(a)(5) of Regulation AB

         Response:

         The requested disclosure has been added to the forms of prospectus supplement.

Reduction or Substitution of Credit Enhancement
-----------------------------------------------

         Comment:

         (20) We note that "in most cases," credit support will be subject to reduction on a non-discretionary basis in accordance with a schedule or formula described in the prospectus supplement. Please confirm that all reductions or substitutions of credit enhancement are non-discretionary in nature or explain the other types of reductions and substitutions you intend to use and why they would fit within the definition of an asset-backed security.

         Response:

         We have made this change.

Derivatives
-----------

         Comment:

         (21) Your disclosure regarding market swaps discusses ways in which a market value swap "might" operate. Please revise to clarify, if true, that the market value swaps contemplated by this offering are limited to use in auctions. If they are not, please specifically discuss the different types of market value swaps that may occur and why you believe they are consistent with the requirements of Regulation AB.

         Response:

         The market value swaps contemplated by this offering are limited to use in auctions. We have revised the language to make the limitation clear.

         Comment:

         (22) Please delete the reference to credit default swaps from the prospectus. Alternatively, please explain how these derivative instruments would meet the definition of an asset backed security or revise as appropriate. Refer to Section III.A.2.a of SEC Release No. 33-8518 and Item 1115 of Regulation AB.

         Response:

         The counterparty's obligation under any credit default swap will result from losses or defined credit events relating only to some or all of the assets in the related asset pool. A credit default swap will only be used if all of the referenced assets are in the related asset pool. As a result, no credit default swap will cause the performance of the asset-backed securities to be synthetically linked to assets outside of the pool. Please note that footnote 68 of the Regulation AB Adopting Release states "[a]s another example of a swap or other derivative permissible in an ABS transaction, a credit derivative such as a credit default swap could be used to provide viable credit enhancement for asset-backed securities. For example, a credit default swap may be used to reference assets actually in the asset pool, which would be analogous to buying protection against losses on those pool assets." In addition, Item 1114 of Regulation AB clearly contemplates that permitted credit enhancements may include derivatives whose primary purpose is to provide credit enhancement. The sponsor's use of credit default swaps will be strictly within the foregoing provisions.

Purchase Obligations
--------------------

         Comment:

         (23) Please expand your disclosure to separately address each of the "purchase obligations" to which you refer and to provide a general explanation of the mechanics for each type of purchase obligation you list in this paragraph.

         Response:

         We have made this change.

         Comment:

         (24) We note that purchase obligations may include put options and demand features. Please note that we have referred this section to the Division of Investment Management for possible comment.

         Response:

         We look forward to responding to any specific comments the Division of Investment Management might have on this section.

         Please contact Leigh Anne Kuiken at (212) 912-8307 or the undersigned at (212) 912-7950 with any other questions.

                                                   Sincerely,


                                                   /s/ Marlo A. Young
                                                   --------------------------
                                                   Marlo A. Young